INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Feb. 28, 2013
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Schedule of Intangible Assets and Goodwill

Intangible assets are apportioned as follows:

	February 28, 2013				February 29, 2012
	Cost	Accumulated Amortization	Impairment	Net Book Value	Cost	Accumulated Amortization	Impairment	Net Book Value
Customer Relationships	1,745	946	201	598	8,257	318	5,938	2,001
Developed Technology	10,800	1,206	9,594	-	6,268	1,423	2,377	2,468
Infrastructure Systems Software	2,008	535	-	1,473	1,071	-	-	1,071
Computer Software	3,564	2,864	-	700	2,978	2,254	-	724

Total Intangible Assets	18,117	5,551	9,795	2,771	18,574	3,995	8,315	6,264